CURRENT FINANCIAL ASSETS AND OTHER FINANCIAL LIABILITIES - Current Financial Assets (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Financial Instruments [Abstract]
Financial derivatives	€ 80,233	€ 11,565
Other financial assets	7,068	1,935
Current financial assets	€ 87,301	€ 13,500